Stock Based Compensation Plans: (Details 1) - $ / shares	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Stock Based Compensation Plans: [Abstract]
Options outstanding - beginning of period	5,698,000	5,443,000
Weighted average exercise price - options outstanding	2.31	2.21
Options exercised	(65,000)	(55,000)
Weighted average exercise price - options exercised	$ 1.87	$ 1.82
Options granted	315,000	310,000
Weighted average exercise price - options granted	$ 3.90	$ 4.02
Options outstanding - end of period	5,948,000	5,698,000
Weighted average exercise price - options outstanding	2.31	2.21	2.40	2.31
Options exercisable - end of period	5,898,000	5,491,331
Weighted average exercise price - options exercisable			2.39	2.25